Supplemental Cash Flow information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Interest paid net of capitalized	$ 169.8	$ 164.5	$ 135.4
Income taxes paid	12.3	27.2	31.7
Increase (decrease) in capital expenditure	(9.0)	9.9	(23.9)
Amortization of deferred financing costs	$ 0.0	$ 3.5	$ 5.1